BUSINESS ACQUISITIONS AND DIVESTITURES - RIPPLE BRAND COLLECTIVE, LLC NARRATIVE (Details) - Ripple Brand Collective, LLC [Member]	Apr. 26, 2016
Trademarks
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	27 years
Other | Minimum
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Other | Maximum
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life	14 years